Assets/Liabilities for Insurance Contracts and Reinsurance Contracts - Analysis Of Expected Recognition of CSM (Details) - Insurance contracts $ in Thousands	Dec. 31, 2024 ARS ($)
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM for insurance contracts issued	$ (101,476,074)
1
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM for insurance contracts issued	(10,016,017)
2
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM for insurance contracts issued	(9,664,340)
3
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM for insurance contracts issued	(8,520,060)
4
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM for insurance contracts issued	(7,572,240)
5
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM for insurance contracts issued	(6,773,986)
6 - 10
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM for insurance contracts issued	(24,587,984)
>10
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM for insurance contracts issued	$ (34,341,447)